Fees Summary	Mar. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 21,179,661
Total Fee Amount	2,926
Total Offset Amount	0
Net Fee	$ 2,926
Offset Table N/A	N/A